Accounting information and policies (Policies)	12 Months Ended
Jun. 30, 2026
Disclosure Of Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Basis of preparation	(a) Basis of preparation
The consolidated financial statements are prepared in accordance with IFRS®
Accounting Standards (IFRSs) adopted by the UK (UK-adopted International
Accounting Standards) and IFRSs, as issued by the International Accounting
Standards Board (IASB), including interpretations issued by the IFRS
Interpretations Committee. IFRS as adopted by the UK differs in certain respects from IFRS as issued by the IASB. The differences have no impact on the group’s consolidated financial statements for the years presented. The consolidated financial statements are prepared on a going concern basis under the historical cost convention, unless stated otherwise in the relevant accounting policy.
The preparation of financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the year. Actual results could differ from those estimates.
Going concern	(b) Going concern
Management prepared 18-month cash flow forecasts which reflect severe but plausible downside scenarios taking into consideration the group's principal risks. In the base case scenario, management included assumptions to deliver low-single-digit organic net sales growth and mid-single-digit organic operating profit growth. In light of the ongoing geopolitical volatility, the base case outlook and severe but plausible downside scenarios incorporated considerations for heightened geopolitical tensions, business disruptions and changes in consumer preferences. Even under these scenarios, the group’s liquidity is still expected to remain strong. Mitigating actions, should they be required, are all within management’s control and could include reductions in discretionary spending such as acquisitions and capital expenditure, lower level of marketing spend and investment in maturing stock, as well as a temporary suspension or reduction in dividend to shareholders in the next 12 months, or drawdowns on committed facilities. Having considered the outcome of these assessments, the Directors are comfortable that the group (and company) is a going concern for at least 12 months from the date of signing the group's consolidated financial statements.

Consolidation	(c) Consolidation
The consolidated financial statements include the results of the company and its subsidiaries together with the group’s attributable share of the results of associates and joint ventures. A subsidiary is an entity controlled by Diageo plc.
The group controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Where the group has the ability to exercise joint control over an entity but has rights to specified assets and obligations for liabilities of that entity, the entity is included on the basis of the group’s rights over those assets and liabilities.
Foreign currencies	(d) Foreign currencies
Items included in the financial statements of the group’s subsidiaries, associates and joint ventures are measured using the currency of the primary economic environment in which each entity operates (its functional currency). The consolidated financial statements are presented in US dollar, which is the functional currency of the parent company, Diageo plc. The functional currency of Diageo plc is determined by using management judgement that considers the parent company as an extension of its subsidiaries.
The income statements and cash flows of non-US dollar entities are translated into US dollar at weighted average rates of exchange, except for subsidiaries in hyperinflationary economies that are translated with the closing rate at the end of the year, and for substantial transactions that are translated at the rate on the date of the transaction. Exchange differences arising on the retranslation to closing rates are taken to the exchange reserve.
Assets and liabilities are translated at the relevant year end closing rates.
Exchange differences arising on the retranslation at closing rates of the opening balance sheets of non-US dollar entities are taken to the exchange reserve, as are exchange differences arising on foreign currency borrowings and financial instruments designated as net investment hedges, to the extent that they are effective. Tax charges and credits arising on such items are also taken to the exchange reserve. Gains and losses accumulated in the exchange reserve are recycled to the income statement when the foreign operation is sold. Other exchange differences are taken to the income statement. Transactions in foreign currencies are recorded at the rate of exchange on the date of the transaction.

Critical accounting estimates and judgements	(e) Critical accounting estimates and judgements
Details of critical estimates and judgements which the Directors consider could have a significant impact on the financial statements are set out in the related notes as follows:
•Taxation – management judgement whether a provision is required and estimate of amount of corporate tax payable or receivable, the recoverability of deferred tax assets and expectation on manner of recovery of deferred taxes – pages 158 and 191.
•Brands, goodwill, other intangibles, investments in associates and contingent considerations – management judgement whether the assets and liabilities are to be recognised and synergies resulting from an acquisition. Management judgement and estimate are required in determining future cash flows and appropriate applicable assumptions to support the intangible asset, investment in associate and contingent consideration value – pages 158 and 165.
•Post-employment benefits – management judgement whether a surplus can be recovered and management estimate in determining the assumptions in calculating the liabilities of the funds – page 171.
•Contingent liabilities and legal proceedings – management judgement in assessing the likelihood of whether a liability will arise and an estimate to quantify the possible range of any settlement; and significant unprovided tax matters where maximum exposure is provided for each –
page 190.

Hyperinflation	(f) Hyperinflationary accounting
The group applied hyperinflationary accounting for its operations in Türkiye and Venezuela.
The group’s consolidated financial statements include the results and financial position of its operations in hyperinflationary economies restated to the measuring unit current at the end of each period, with hyperinflationary gains and losses in respect of monetary items being reported in finance income and charges. Comparative amounts presented in the consolidated financial statements are not restated. When applying IAS 29 on an ongoing basis, comparatives in stable currency are not restated and the effect of inflating opening net assets to the measuring unit current at the end of the reporting period is presented as part of 'Items that may be recycled subsequently to the income statement' in other comprehensive income, amounting to a gain of $334 million for the year ended 30 June 2026
Adoption of new IFRS standards and amendments up to current year end	(g) New accounting standards and interpretations
The following accounting standards and amendments to standards, issued by the
IASB including those endorsed by the UK, were adopted by the group from 1
July 2025 with no material impact on the group’s consolidated results, financial position or disclosures:
•Amendments to IAS 21 – Lack of exchangeability

New IFRS standards applicable in future years	The following amendments issued by the IASB have been endorsed by the UK and have not yet been adopted by the group, which are not expected to have material impact on the group's consolidated results or financial position:
•Amendments to IFRS 9 and IFRS 7 – Amendments to the Classification and
Measurement of Financial Instruments (effective from the year ending 30
June 2027)
•Amendments to IFRS 7 and IFRS 9 – Contracts Referencing Nature-
dependent Electricity (effective from the year ending 30 June 2027)
Preparations for the implementation of IFRS 18 – Presentation and Disclosure of Financial Statements, which will become effective for the consolidated financial statements from the year ending 30 June 2028, are in progress.
IFRS 18 supersedes IAS 1 and makes consequential amendments to other standards. As a result of IFRS 18 adoption, the group expects the following changes:
•The structure of the consolidated income statement will be revised to incorporate the categories and subtotals required by the standard.
Presentation of income and expenses in this newly defined structure will lead to a change in operating profit, whilst keeping profit unchanged.
•The new operating profit subtotal will be the starting point of the consolidated statement of cash flows and – as per IFRS 18 – cash flows from dividends and interests can no longer be classified as part of operating cash flow, but will be reported as investing and financing instead.
•Additional disclosure will be provided about management-defined performance measures and other disclosure changes are expected in the notes to comply with IFRS 18's guidance.
There are a number of other standards, amendments and clarifications to IFRSs, effective in future years, which are not expected to significantly impact the group’s consolidated results or financial position.
Climate change considerations	(h) Climate change considerations
The results of climate change assessment and greenhouse gas emission targets for Diageo's direct operations (Scope 1 and 2) for 2030 have been considered as part of the assessment of estimates and judgements in preparing the group's consolidated financial statements. We integrate climate risk into our enterprise risk management processes, within our principal risk factors. This is an integral part of our strategic and business continuity planning.
The climate change scenario analyses performed in 2026 – conducted in line with TCFD recommendations (a Moderate Warming’ Scenario (RCP 4.5) and a
‘Severe Warming Scenario’ (RCP 8.5)) – identified no material financial impact to these financial statements.
The following considerations were made in respect of the financial statements:
•The impact of climate change on factors like residual values, useful lives and depreciation methods that determine the carrying value of non-current assets.
•The impact of climate change on forecasts of cash flows used (including forecast depreciation in line with capital expenditure plans) in impairment assessments for the value-in-use of non-current assets including goodwill (see note 9).
•The impact of climate change on post-employment assets.

Sales
Sales comprise revenue from contracts with customers from the sale of goods, royalties and rents receivable. Revenue from the sale of goods includes excise and other duties which the group pays as principal but excludes duties and taxes collected on behalf of third parties, such as value added tax. Sales are recognised as or when performance obligations are satisfied by transferring control of a good or service to the customer, which is determined by considering, among other factors, the delivery terms agreed with customers. For the sale of goods, the transfer of control occurs when the significant risks and rewards of ownership are passed to the customer. Based on the shipping terms agreed with customers, the transfer of control of goods occurs at the time of dispatch for the majority of sales. Where the transfer of control is subsequent to the dispatch of goods, the time between dispatch and receipt by the customer is generally less than five days. The group includes in sales the net consideration to which it expects to be entitled. Sales are recognised to the extent that it is highly probable that a significant reversal will not occur. Therefore, sales are stated net of expected price discounts, allowances for customer loyalty and certain promotional activities and similar items. Generally, payment of the transaction price is due within credit terms that are consistent with industry practices, with no element of financing.

Net sales
Net sales are sales less excise duties. Diageo incurs excise duties throughout the world. In the majority of countries, excise duties are effectively a production tax which becomes payable when the product is removed from bonded premises and is not directly related to the value of sales. It is generally not included as a separate item on external invoices; increases in excise duty are not always passed on to the customer and where a customer fails to pay for products received, the group cannot reclaim the excise duty. The group therefore recognises excise duty, unless it regards itself as an agent of the regulatory authorities, as a cost to the group.

Advertising costs	Advertising costs, point of sale materials and sponsorship payments are charged to marketing in operating profit when the company has a right of access to the goods or services acquired.
Exceptional items
Exceptional items are those that in management’s judgement need to be disclosed separately. Such items are included in the income statement caption to which they relate, and form part of the segmental reporting. Management believes that separate disclosure of exceptional items and the classification between operating and non-
operating further helps investors to understand the performance of the group.
Changes in estimates and reversals in relation to items previously recognised as exceptional are presented consistently as exceptional in the current year.
Exceptional items are those that in management’s judgement need to be disclosed separately. Such items are included in the income statement caption to which they relate, and form part of the segmental information included in note 2. Management believes that separate disclosure of exceptional items and the classification between operating and non-
operating further helps investors to understand the performance of the group.
Changes in estimates and reversals in relation to items previously recognised as exceptional are presented consistently as exceptional in the current year.
Operating items
Exceptional operating items are those that are unusual or non-recurring in nature, considered to be of a size that could distort the performance and are part of the operating activities of the group, such as one-off global restructuring programmes which can be multi-year, impairment of intangible assets and fixed assets, indirect tax settlements, property disposals and changes in post-employment plans.
Non-operating items
Gains and losses on the sale or directly attributable to a prospective sale of businesses, brands or distribution rights, step up gains and losses that arise when an investment becomes an associate or an associate becomes a subsidiary and unusual non-recurring items, that are considered to be of a size that could distort performance and not in respect of the production, marketing and distribution of premium drinks, are disclosed as exceptional non-operating items below operating profit in the income statement.
Exceptional finance income/charge
Exceptional finance incomes/charges are those that are unusual or non-
recurring in nature, considered to be of a size that could distort the performance and are part of the financing activity of the group.
Taxation items
Exceptional current and deferred tax items comprise unusual or non-
recurring items, that are considered to be of a size that could distort performance. Examples include direct tax provisions and settlements in respect of prior years and the remeasurement of deferred tax assets and liabilities following tax rate changes.
Finance income and charges
Net interest includes interest income and charges in respect of financial instruments and the results of hedging transactions used to manage interest rate risk.
Finance charges directly attributable to the acquisition, construction or production of a qualifying asset, being an asset that necessarily takes a substantial period of time to get ready for its intended use or sale, are added to the cost of that asset. Borrowing costs which are not capitalised are recognised in the income statement using the effective interest method. All other finance charges are recognised primarily in the income statement in the year in which they are incurred.
Net other finance charges include items in respect of post-
employment plans, the discount unwind of long-term obligations and hyperinflation charges. The results of operations in hyperinflationary economies are adjusted to reflect the changes in the purchasing power of the local currency of the entity before being translated to US dollar.
The impact of derivatives, excluding cash flow hedges that are in respect of commodity price risk management or those that are used to hedge the currency risk of highly probable future currency cash flows, is included in interest income or interest charge.
Investment in associates and joint ventures
An associate is an undertaking in which the group has a long-term equity interest and over which it has the power to exercise significant influence. A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. The group’s interest in the net assets of associates and joint ventures is reported in investments in the consolidated balance sheet and its interest in their results
(net of tax) is included in the consolidated income statement below the group’s operating profit. Associates and joint ventures are initially recorded at cost including transaction costs, and the group's share of post-acquisition changes in the investee's reserves are recognised under the equity method.
Investments in associates and joint ventures acquired prior to 1 July 1998 comprise the cost of shares less goodwill written off to reserves that has not been reinstated, plus the group’s share of post-acquisition reserves.
Investments in associates and joint ventures are reviewed for impairment whenever events or circumstances indicate that the carrying amount may not be recoverable. Impairment reviews compare the net carrying value to the recoverable amount (where the recoverable amount is the higher of fair value less costs of disposal and value in use). Where the carrying value exceeds the recoverable amount, an impairment charge is recognised.
Critical accounting estimates and judgements
Assessment of the recoverable amount of investments in associates and joint ventures are based on management’s estimates.
Impairment reviews are carried out to ensure that the group’s investments in associates and joint ventures are not carried above their recoverable amount.
Value in use and fair value less costs of disposal are both considered as part of these reviews and any impairment charge is based on these.  Value in use is determined using management’s estimates of forecast future cash flows, discount rates and long-term growth rates. Fair value less cost of disposal is determined using different assumptions, which may include quoted market prices, market capitalisations, valuation multiples for comparable companies applied to earnings, discounted cash flows, recent market transactions and other relevant market information. Such estimates and judgements are subject to change as a result of changing economic conditions and actuals may differ from forecasts.

Taxation
Current tax is based on taxable profit for the year. Taxable profit is different from accounting profit due to temporary differences between accounting and tax treatments, and due to items that are never taxable or tax deductible. Tax treatments are not recognised unless it is probable that a tax authority will accept the treatment. Once considered to be probable, tax treatments are reviewed each year to assess whether a provision should be taken against full recognition of the treatment on the basis of potential settlement through negotiation and/or litigation with the relevant tax authorities. Tax provisions are included in current liabilities. Penalties and interest on tax liabilities are included in operating profit and finance charges, respectively.
Full provision for deferred tax is made for temporary differences between the carrying value of assets and liabilities for financial reporting purposes and their value for tax purposes, except for deferred tax provision arising on goodwill from business combinations. The amount of deferred tax reflects the expected recoverable amount and is based on the expected manner of recovery or settlement of the carrying amount of assets and liabilities, using the basis of taxation enacted or substantively enacted by the balance sheet date. Deferred tax assets are not recognised where it is more likely than not that the assets will not be realised in the future. No deferred tax liability is provided in respect of any future remittance of earnings of foreign subsidiaries where the group is able to control the remittance of earnings and it is probable that such earnings will not be remitted in the foreseeable future, or where no liability would arise on the remittance.
Critical accounting estimates and judgements
The group is required to estimate the corporate tax in each of the jurisdictions in which it operates. Management is required to estimate the amount that should be recognised as a tax liability or tax asset in many countries which are subject to tax audits which by their nature are often complex and can take several years to resolve; current tax balances are based on such estimations. Tax provisions are based on management’s judgement and interpretation of country specific tax law and the likelihood of settlement. However, the actual tax liabilities could differ from the provision and in such event the group would be required to make an adjustment in a subsequent period which could have a material impact on the group’s profit for the year.
The evaluation of deferred tax asset recoverability requires estimates to be made regarding the availability of future taxable income. For brands with an indefinite life, management’s intention is to recover the book value through a potential sale in the future, and therefore the deferred tax on the brand value is generally recognised using the appropriate country capital gains tax rate. To the extent brands with an indefinite life have been impaired, management considers this to be an indication of recovery through use and in such a case deferred tax on the brand value is recognised using the appropriate country corporate income tax rate.

Acquisition and sale of businesses and purchase of non-controlling interests
The consolidated financial statements include the results of the company and its subsidiaries together with the group’s attributable share of the results of associates and joint ventures. The results of subsidiaries acquired or sold are included in the income statement from, or up to, the date that control passes.
Business combinations are accounted for using the acquisition method. Identifiable assets, liabilities and contingent liabilities acquired are measured at fair value at acquisition date. The consideration payable is measured at fair value and includes the fair value of any contingent consideration. Among other factors, the group considers the nature of, and compensation for the selling shareholders' continuing employment to determine if any contingent payments are for post-
combination employee services, which are excluded from consideration.
On the acquisition of a business, or of an interest in an associate or joint venture, fair values, reflecting conditions at the date of acquisition, are attributed to the net assets, including identifiable intangible assets and contingent liabilities acquired. Directly attributable acquisition costs in respect of subsidiary companies acquired are recognised in other external charges as incurred.
The non-controlling interests on the date of acquisition can be measured either at the fair value or at the non-controlling shareholder’s proportion of the net fair value of the identifiable assets assumed. This choice is made separately for each acquisition.
Where the group has issued a put option over shares held by a non-controlling interest, the group derecognises the non-controlling interests and instead recognises a contingent deferred consideration liability for the estimated amount likely to be paid to the non-controlling interest on the exercise of those options. Movements in the estimated liability in respect of put options are recognised in retained earnings.
Transactions with non-controlling interests are recorded directly in retained earnings.
For all entities in which the company directly or indirectly owns equity, a judgement is made to determine whether it controls and therefore should fully consolidate the investee. An assessment is carried out to determine whether the group has the exposure or rights to the variable returns of the investee and has the ability to affect those returns through its power over the investee. To establish control, an analysis is carried out of the substantive and protective rights that the group and the other investors hold. This assessment is dependent on the activities and purpose of the investee and the rights of the other shareholders, such as which party controls the board, executive committee and material policies of the investee. Determining whether the rights that the group holds are substantive, requires management judgement.
Where less than 50% of the equity of an investee is held, and the group holds significantly more voting rights than any other vote holder or organised group of vote holders, this may be an indicator of de facto control. An assessment is needed to determine all the factors relevant to the relationship with the investee to ascertain whether control has been established and whether the investee should be consolidated as a subsidiary. Where voting power and returns from an investment are split equally between two entities then the arrangement is accounted for as a joint venture.
On an acquisition, fair values are attributed to the assets and liabilities acquired. This may involve material judgement to determine these values.
Intangible assets and goodwill
Acquired intangible assets are held on the consolidated balance sheet at cost less accumulated amortisation and impairments. Acquired brands and other intangible assets are initially recognised at fair value if they are controlled through contractual or other legal rights, or are separable from the rest of the business, and the fair value can be reliably measured. Where these assets are regarded as having indefinite useful economic lives, they are not amortised.
Goodwill represents the excess of the aggregate of the consideration transferred, the value of any non-controlling interests and the fair value of any previously held equity interest in the subsidiary acquired over the fair value of the identifiable net assets. Goodwill arising on acquisitions prior to 1 July 1998 was eliminated against reserves, and this goodwill has not been reinstated. Goodwill arising subsequent to 1 July 1998 has been capitalised.
Impairment reviews are performed for cash-generating units (CGU) which are the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets.
Amortisation of intangible assets is based on their useful economic lives and amortised on a straight-line basis and reviewed for impairment whenever events or circumstances indicate that the carrying amount may not be recoverable. Goodwill and intangible assets that are regarded as having indefinite useful economic lives are not amortised and are reviewed for impairment at least annually or when there is an indication that the assets may be impaired. Impairment reviews compare the net carrying value to the recoverable amount (where recoverable amount is the higher of fair value less costs of disposal and value in use).
Where the carrying value exceeds the recoverable amount, an impairment charge is recognised. Amortisation and any impairment charges are recorded in other operating items in the income statement.
At each reporting date, a review is performed to assess whether there is any indication that an impairment recognised in prior periods should be reversed for an asset other than goodwill. Reversal of impairment is considered if the recoverable amount of the assets is consistently and significantly above the carrying value over an extended period. The increased carrying amount of an asset other than goodwill attributable to a reversal of an impairment shall not exceed the carrying amount that would have been determined (net of amortisation) had no impairment been recognised for the asset in prior years. Any reversal of impairment is charged against the same income statement line on which the initial impairment was recorded.
Computer software is amortised on a straight-line basis to estimated residual value over its expected useful life. Residual values and useful lives are reviewed each year. Subject to these reviews, the estimated useful lives are up to eight years.
Critical accounting estimates and judgements
Assessment of the recoverable amount of an intangible asset and the useful economic life of an asset are based on management's estimates.
Impairment reviews are carried out to ensure that intangible assets, including brands, are not carried above their recoverable amounts. Value in use and fair value less costs of disposal are both considered for these reviews and any impairment charge is based on these. Value in use is determined using management’s estimates of forecast future cash flows, discount rates and long-term growth rates. Fair value less costs of disposal is determined using different assumptions, which may include quoted market prices, market capitalisations, valuation multiples for comparable companies applied to earnings, discounted cash flows, recent market transactions and other relevant market information. Such estimates and judgements are subject to change as a result of changing economic conditions and actuals may differ from forecasts.
Consideration of climate risk impact
The impact of climate risk on the future cash flows has also been considered for scenarios analysed in line with the climate change risk assessment. The climate change scenario analyses performed in 2026 – conducted in line with TCFD recommendations (‘Transition Scenario’ (RCP 2.6), a ‘Moderate
Warming’ Scenario (RCP 4.5) and a ‘Severe Warming Scenario (RCP 8.5)) – identified no material financial impact to the current year impairment assessments.

Property, plant and equipment
Land and buildings are stated at cost less accumulated depreciation. Freehold land is not depreciated. Leaseholds are generally depreciated over the unexpired period of the lease. Other property, plant and equipment are depreciated on a straight-line basis to estimated residual values over their expected useful lives, and these values and lives are reviewed each year. Subject to these reviews, the estimated useful lives fall within the following ranges: buildings – 10 to 50 years; casks and containers within plant and equipment – 15 to 50 years; other plant and equipment – 5 to 40 years; fixtures and fittings – 5 to 10 years; and
returnable bottles, kegs and crates – 5 to 30 years.
Reviews are carried out if there is an indication that assets may be impaired, to ensure that property, plant and equipment are not carried at above their recoverable amounts.

Government grants
Government grants are not recognised until there is reasonable assurance that the group will comply with the conditions pursuant to which they have been granted and that the grants will be received. Government grants in respect of property, plant and equipment are deducted from the asset that they relate to, reducing the depreciation expense charged to the income statement.

Biological assets
Biological assets held by the group consist of agave (Agave Azul
Tequilana Weber) plants. The harvested plants are used during the production of tequila. The maturity cycle of agave ranges between six and eight years; based on this, biological assets are classified as mature and immature. Mature biological assets are measured at fair value less costs to sell on initial recognition and at the end of each reporting period based on the present value of future cash flows discounted at an appropriate rate for
Mexico (income approach as per IFRS 13). Immature biological assets are plants that have not reached the point of maturity because their sugar content yield and weight is not enough to be harvested and there is no active market for such plants; consequently the company accounts for these assets by applying fair valuation using the cost approach
(replacement cost).
Leases
Where the group is the lessee, all leases are recognised on the balance sheet as right-of-use assets as part of property, plant and equipment, and depreciated on a straight-line basis with the charge recognised in cost of sales or in other operating items depending on the nature of the costs.
The liability, recognised as part of net borrowings, is measured at a discounted value and any interest is charged to finance charges.
The group recognises services associated with a lease as other operating items. Payments associated with leases where the value of the asset when it is new is lower than $5,000 (leases of low value assets) and leases with a lease term of 12 months or less (short-term leases) are recognised as other operating items. A judgement in calculating the lease liability at initial recognition includes determining the lease term where extension or termination options exist. In such instances, any economic incentive to retain or end a lease are considered and extension periods are only included when it is considered reasonably certain that an option to extend a lease will be exercised.

Other investments
Loans receivable are non-derivative financial assets that are not classified as equity investments. They are subsequently measured either at amortised cost using the effective interest method less allowance for impairment or at fair value with gains and losses arising from changes in fair value recognised in the income statement or in other comprehensive income that are recycled to the income statement on the de-recognition of the asset. Allowances for expected credit losses are made based on the risk of non-payment taking into account ageing, previous experience, economic conditions and forward-looking data. Such allowances are measured as either 12-months expected credit losses or lifetime expected credit losses depending on changes in the credit quality of the counterparty.
Other investments are equity investments that are not classified as investments in associates or joint arrangements nor investments in subsidiaries. They are included in non-current assets. Subsequent to initial measurement, other investments are stated at fair value. Gains and losses arising from the changes in fair value are recognised in the income statement or in other comprehensive income. Accumulated gains and losses included in other comprehensive income are not recycled to the income statement. Dividends from other investments are recognised in the consolidated income statement.

Post employment benefits
The group’s principal post-employment funds are defined benefit plans.
In addition, the group has defined contribution plans, unfunded post-
employment medical benefit liabilities and other unfunded defined benefit post-employment liabilities. For post-employment plans other than defined contribution plans, the amount charged to operating profit is the cost of accruing pension benefits promised to employees over the year, administration costs (other than costs of managing plan assets), plus any changes arising on benefits granted to members by the group during the year. Net finance charges/income comprise the net deficit/
surplus on the plans at the beginning of the year, adjusted for cash flows in the year, multiplied by the discount rate for plan liabilities. The differences between the fair value of the plans’ assets and the present value of the plans’ liabilities are disclosed as an asset or liability on the consolidated balance sheet. Any differences due to changes in assumptions or experience are recognised in other comprehensive income. The amount of any pension fund asset recognised on the balance sheet is limited to any future refunds from the plan or the present value of reductions in future contributions to the plan.
Contributions payable by the group in respect of defined contribution plans are charged to operating profit as incurred.
Critical accounting estimates and judgements
Application of IAS 19 requires the exercise of estimates and judgement in relation to various assumptions.
Diageo determines the assumptions on a country-by-country basis in conjunction with its actuaries. Estimates are required in respect of uncertain future events, including the life expectancy of members of the plans, salary and pension increases, future inflation rates, discount rates and employee and pensioner demographics. The application of different assumptions could have a significant effect on the amounts reflected in the income statement, other comprehensive income and the balance sheet. There may be interdependencies between the assumptions.
Where there is an accounting surplus on a defined benefit plan, management judgement is necessary to determine whether the group can obtain economic benefits through a refund of the surplus or by reducing future contributions to the plan.

Inventories
Inventories are stated at the lower of cost and net realisable value. Cost includes raw materials, direct labour and expenses, an appropriate proportion of production and other overheads, but not borrowing costs.
Cost is calculated at the weighted average cost incurred in acquiring inventories. All maturing inventories and raw materials are classified as current assets, as they are expected to be realised in the normal operating cycle which can be a period of several years.

Trade and other receivables
Trade and other receivables are initially recognised at fair value less transaction costs and subsequently carried at amortised cost less any allowance for discounts and doubtful debts. Trade receivables arise from contracts with customers, and are recognised when performance obligations are satisfied, and the consideration due is unconditional as only the passage of time is required before the payment is received.
Allowance losses are calculated by reviewing lifetime expected credit losses using historic and forward-looking data on credit risk.

Trade and other payables
Trade and other payables are initially recognised at fair value including transaction costs and subsequently carried at amortised costs.
Contingent considerations recognised in business combinations are subsequently measured at fair value through income statement. The group evaluates supplier arrangements against a number of indicators to assess if the liability has the characteristics of a trade payable or should be classified as borrowings. This assessment considers the commercial purpose of the facility, whether payment terms are similar to customary payment terms, whether the group is legally discharged from its obligation towards suppliers before the end of the original payment term, and the group’s involvement in agreeing terms between banks and suppliers.

Provisions
Provisions are liabilities of uncertain timing or amount. A provision is recognised if, as a result of a past event, the group has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are calculated on a discounted basis. The carrying amounts of provisions are reviewed at each balance sheet date and adjusted to reflect the current best estimate.

Financial instruments and risk management
Accounting policies
Financial assets and liabilities are initially recorded at fair value including, where permitted by IFRS 9, any directly attributable transaction costs. For those financial assets that are not subsequently held at fair value, the group assesses whether there is evidence of impairment at each balance sheet date.
The group classifies its financial assets and liabilities into the following categories: financial assets and liabilities at amortised cost, financial assets and liabilities at fair value through profit and loss and financial assets at fair value through other comprehensive income.
The accounting policies for other investments and loans are described in note 13, for trade and other receivables and payables in note 15 and for cash and cash equivalents in note 17.
Financial assets and liabilities at fair value through profit and loss include derivative assets and liabilities. Where financial assets or liabilities are eligible to be carried at either amortised cost or fair value through other comprehensive income, the group does not apply the fair value option.
Derivative financial instruments are carried at fair value using a discounted cash flow model based on market data applied consistently for similar types of instruments. Gains and losses on derivatives that do not qualify for hedge accounting treatment are taken to the income statement as they arise.
Other financial liabilities are carried at amortised cost unless they are part of a fair value hedge relationship when the amortised cost of the financial liabilities is adjusted with the fair value change attributable to the risk being hedged from the inception of the hedge relationship. The difference between the initial carrying amount of the financial liabilities and their redemption value is recognised in the income statement over the contractual terms using the effective interest rate method.
Hedge accounting
The group designates and documents certain derivatives as hedging instruments against changes in fair value of recognised assets and liabilities (fair value hedges), commodity price risk of highly probable forecast transactions, as well as the cash flow risk from changes in exchange or interest rates (cash flow hedges) and hedges of net investments in foreign operations (net investment hedges). Derivative instruments designated in hedge relationship are included in other financial assets and liabilities on the consolidated balance sheet. The effectiveness of such hedges is assessed at inception and at least on a quarterly basis, using prospective testing. Methods used for testing effectiveness include critical terms, regression analysis and hypothetical derivative models.
Fair value hedges are used to manage the currency and/or interest rate risks to which the fair value of certain assets and liabilities is exposed. Changes in the fair value of the derivatives are recognised in the income statement, along with any changes in the relevant fair value of the underlying hedged asset or liability. If such a hedge relationship no longer meets hedge accounting criteria, fair value movements on the derivative continue to be taken to the income statement while any fair value adjustments made to the underlying hedged item to that date are amortised through the income statement over its remaining life using the effective interest rate method.
Cash flow hedges are used to hedge the foreign currency risk of highly probable future foreign currency cash flows, the commodity price risk of highly probable future transactions, as well as the cash flow risk from changes in exchange or interest rates. The effective portion of the gain or loss on the hedges is recognised in other comprehensive income, while any ineffective part is recognised in the income statement. Amounts recorded in other comprehensive income are recycled to the income statement in the same period in which the underlying foreign currency, commodity or interest exposure affects the income statement. When a hedge relationship no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity is either transferred to the income statement or amortised over its remaining life using the effective interest rate method.
Net investment hedges utilise either foreign currency borrowings or derivatives as hedging instruments. Foreign exchange differences arising on translation of net investments are recorded in other comprehensive income and included in the exchange reserve. Liabilities used as hedging instruments are revalued at closing exchange rates and the resulting gains or losses are also recognised in other comprehensive income to the extent that they are effective, with any ineffectiveness taken to the income statement. Foreign currency derivative contracts hedging net investments are carried at fair value. Effective fair value movements are recognised in other comprehensive income, with any ineffectiveness taken to the income statement. Cost of hedging model is applied in case of cross-currency interest rate swaps, forwards and options in net investment hedges. The fair value changes attributable to the spot component of the hedging instruments are designated to offset foreign exchange differences of net investments and therefore taken to net investment hedge reserve. The fair value changes attributable to the forward component of the hedging instruments (including currency basis) are taken to the cost of hedging reserve and amortised to the consolidated income statement.

Borrowings
Borrowings are initially recognised at fair value net of transaction costs and are subsequently reported at amortised cost. Certain bonds are designated in fair value hedge relationship. In these cases, the amortised cost is adjusted for the fair value of the risk being hedged, with changes in value recognised in the income statement. The fair value adjustment is calculated using a discounted cash flow technique based on unadjusted market data.
Bank overdrafts form an integral part of the group’s cash management and are included as a component of net cash and cash equivalents in the consolidated statement of cash flows.
Cash and cash equivalents comprise cash in hand and deposits which are readily convertible to known amounts of cash and which are subject to insignificant risk of changes in value and have an original maturity of three months or less, including money market deposits, commercial paper and investments.
Net borrowings are defined as gross borrowings (short-term borrowings and long-term borrowings plus lease liabilities plus interest rate hedging instruments, cross currency interest rate swaps and foreign currency forwards and swaps used to manage borrowings) less cash and cash equivalents.
Own shares
Own shares represent shares and share options of Diageo plc that are held in treasury or by employee share trusts for the purpose of fulfilling obligations in respect of various employee share plans or were acquired as part of a share buyback programme. Own shares are treated as a deduction from equity until the shares are cancelled, reissued or disposed of and when vest are transferred from own shares to retained earnings at their weighted average cost.

Share based payments
Share-based payments include share awards and options granted to directors and employees. The fair value of equity settled share options and share grants is initially measured at grant date based on Monte Carlo and Black Scholes models and is charged to the income statement over the vesting period. For equity settled shares, the credit is included in retained earnings.

Dividends	Dividends are recognised in the financial statements in the year in which they are approved.
Contingent liabilities and legal proceedings
Provision is made for the anticipated settlement costs of legal or other disputes against the group where it is considered to be probable that a liability exists and a reliable estimate can be made of the likely outcome.
Where it is possible that a settlement may be reached or it is not possible to make a reliable estimate of the estimated financial effect, appropriate disclosure is made but no provision is created.
Critical accounting judgements and estimates
Judgement is necessary in assessing the likelihood that a claim will succeed, or a liability will arise, and an estimate to quantify the possible range of any settlement. Due to the inherent uncertainty in this evaluation process, actual losses may be different from the liability originally estimated. The group may be involved in legal proceedings in respect of which it is not possible to make a reliable estimate of any expected settlement. In such cases, appropriate disclosure is provided but no provision is made and no contingent liability is quantified.